Long-Term Debt and Other Financial Liabilities, ABB Loan Facility (Details) $ in Thousands						12 Months Ended
	Feb. 24, 2023 USD ($)	Feb. 09, 2023 USD ($)	Jun. 14, 2021 USD ($)	Apr. 26, 2021 USD ($)	Apr. 22, 2021 USD ($)	Dec. 31, 2024 USD ($) Installment Tranche	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Proceeds from drawdown						$ 120,779	$ 53,750	$ 124,800
Prepayment of principal amount						$ 73,038	$ 88,742	$ 89,698
ABB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount					$ 15,500
Number of tranches | Tranche						2
Margin on variable rate					4.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					ship:LondonInterbankOfferedRateMember
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown				$ 7,500
Number of payment installments | Installment						18
Frequency of periodic payment						quarterly
Installment payment						$ 200
Balloon payment						$ 3,900
Prepayment of principal amount		$ 6,100
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 8,000
Number of payment installments | Installment						18
Frequency of periodic payment						quarterly
Installment payment						$ 200
Balloon payment						$ 4,400
Prepayment of principal amount	$ 6,800